Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2021
Stock-Based Compensation
Schedule of stock option activity

A summary of the stock option activity under the 2018 Plan is as follows:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Term	Value
	Options	Price	(years)	(in thousands)
Balance – December 31, 2020	2,594,597	$3.79	8.5	$13,791
Granted(1)	965,944	10.52
Forfeited	—	—
Cancelled	—	—
Balance – March 31, 2021	3,560,541	$5.61	8.4	$49,765
Exercisable – March 31, 2021	2,594,597	$3.79	7.9	$41,004
(1)	The options granted during the period were not included in the number of options for which vesting was accelerated as part of the Business Combination.

Schedule of restricted stock unit activity

A  summary of restricted stock unit activity under the 2018 Plan is as follows:

Weighted-
Average
Grant Date
	Number of	Fair Value
	Awards	per Share
Unvested and outstanding balance at December 31, 2020	313,976	$4.30
Granted	—	—
Vested	(313,976)	4.30
Forfeited	—	—
Unvested and outstanding balance at March 31, 2021	—	$—

Schedule of assumptions used to determine fair value of options granted

We estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

	Three Months Ended March 31,
	2021	2020
Fair value of common stock	$10.52	$3.94 – $4.17
Expected term, in years	5.86	5.88 – 6.06
Expected volatility	47%	40%
Risk-free interest rate	0.57%	1.45% – 1.46%
Expected dividend yield	0%	0%

Schedule of allocated share-based compensation expense

Stock-based compensation expense under our 2018 Plan was as follows for the three months ended March 31, 2021 and 2020 (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of sales	$—	$5
Selling and administrative expenses	3,498	744
Total	$3,498	$749